Filed pursuant to Rule 497(e)
File Nos. 002-84012 and 811-03752

THE MANAGERS FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

Supplement dated May 1, 2012 to the

Statement of Additional Information dated October 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund, and Managers Cadence Emerging Companies Fund (collectively the “Funds”), each a series of The Managers Funds (the “Trust”), contained in the Funds’ Statement of Additional Information dated October 1, 2011 (the “SAI”).

Steve Demirjian has been added to the Funds’ portfolio management team. Mr. Demirjian is a Portfolio Manager of the Funds’ Subadvisor, Cadence Capital Management LLC (“Cadence”), a position he has held since May, 2012. Previously, Mr. Demirjian served as a Portfolio Manager at Cadence Integrity Partners LLC from November 2010 to May 2012. Mr. Demirjian was also a Senior Vice President at Columbia Management from September 2009 to November 2010. Mr. Demirjian was also the Founder and Chief Executive Officer at Integrity Capital Management from August 1999 to September 2009. Mr. Demirjian, William B. Bannick, Robert L. Fitzpatrick, Michael J. Skillman, and Robert Ginsberg are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Accordingly, all references in the Prospectus to the portfolio managers of the Funds shall refer to Steve Demirjian, William B. Bannick, Robert L. Fitzpatrick, Michael J. Skillman, and Robert E. Ginsberg.

In addition, under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Manager(s),” the following table is hereby added to the tables on page 36 of the SAI:

Portfolio Manager: Steve Demirjian as of March 31, 2012
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	0	$0	None	$0
Other Pooled Investment Vehicles	3	$77,139,057	None	$0
Other Accounts	84	$2,682,552,189	3	$58,559,522

In addition, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares,” the following information is hereby added to page 38 of the SAI:

            Mr. Demirjian as of March 31, 2012: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE